Prepaid Expenses and Deposits, net (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other assets
Prepaid expenses and deposits, net consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Rental and utility deposits	445,272	445,272	56,723
Prepaid insurance	863,840	34,808	4,434
Prepaid legal and professional fees	4,043,686	3,002,173	382,447
Prepaid marketing	8,731,108	5,611,109	714,800
Prepaid repair and maintenance	80,737	60,147	7,662
Prepaid hardware/software procurement	-	11,045	1,407
Prepaid others	25,553	20,579	2,622
Total prepaid expenses and deposits	14,190,196	9,185,133	1,170,095
Less: allowance for credit losses	(103,182)	(121,181)	(15,437)
Prepaid expenses and deposits, net	14,087,014	9,063,952	1,154,658
Less: amount classified as prepaid expenses and deposits, non-current	(3,546,051)	(219,040)	(27,904)
Prepaid expense and other current assets, current	10,540,963	8,844,912	1,126,754

Schedule of other assets, noncurrent
Prepaid expenses and deposits, non-current, net comprised of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Rental deposits	431,972	-	-
Prepaid legal and professional fees	682,500	222,300	28,319
Prepaid marketing	2,414,082	-	-
Prepaid repair and maintenance	41,770	-	-
Prepaid expenses, non-current	3,570,324	222,300	28,319
Less: allowance for credit losses	(24,273)	(3,260)	(415)
	3,546,051	219,040	27,904

Movement of credit losses
The movement of allowance for credit losses was as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Beginning balance	103,182	103,182	13,144
Addition	-	17,999	2,293
Ending balance	103,182	121,181	15,437